FAIR VALUE MEASUREMENTS - Key inputs for Private Placement Warrants (Q3) (Details) - Private Placement Warrants [Member]	Sep. 30, 2021 $ / shares d	Dec. 31, 2020 $ / shares d
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	1.04	0.51
Trading days per year
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading days per year | d	250	252
Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	14.0	15.8
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	11.50	11.50
Stock Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	9.91	10.08